Share-based Payment Arrangements - Summary of Employee Share Options (Detail)		1 Months Ended		12 Months Ended
	Dec. 15, 2020 shares	Sep. 30, 2017 shares	Jul. 31, 2010 shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
2014 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period				6,670,356	6,670,356	6,822,523
Number of Options, Granted			6,670,356
Number of Options, Forfeited						(32,167)
Number of Options Exercised				(572,500)		(120,000)
Number of Options, Ending of Period				6,097,856	6,670,356	6,670,356
Options exercisable, end of period				6,097,856	6,670,356	6,670,356
Weighted- average Exercise Price Per Option, Beginning of Period | $ / shares				$ 1.43	$ 1.43	$ 1.41
Weighted- average Exercise Price Per Option, Forfeited | $ / shares						2.26
Weighted-average Exercise Price Per Option, Exercised | $ / shares				0.43		0.20
Weighted- average Exercise Price Per Option, End of Period | $ / shares				1.43	1.43	1.43
Weighted- average Exercise Price Per Option, Exercisable End of Period | $ / shares				$ 1.43	$ 1.43	$ 1.43
2017 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period				501,167	501,167	698,167
Number of Options, Granted		825,833
Number of Options, Forfeited						(197,000)
Number of Options, Ending of Period				501,167	501,167	501,167
Options exercisable, end of period				501,167	501,167	501,167
Weighted- average Exercise Price Per Option, Beginning of Period | $ / shares				$ 1.28	$ 1.28	$ 1.28
Weighted- average Exercise Price Per Option, Forfeited | $ / shares						1.28
Weighted- average Exercise Price Per Option, End of Period | $ / shares				1.28	1.28	1.28
Weighted- average Exercise Price Per Option, Exercisable End of Period | $ / shares				$ 1.28	$ 1.28	$ 1.28
2020 Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period				3,824,062
Number of Options, Granted	3,824,062			282,000	3,824,062
Number of Options, Forfeited				(81,000)
Number of Options Exercised				(3,500)
Number of Options, Ending of Period				4,021,562	3,824,062
Options exercisable, end of period				1,497,524
Weighted- average Exercise Price Per Option, Beginning of Period | $ / shares				$ 2.06
Weighted- average Exercise Price Per Option, Granted | $ / shares				3.24	$ 2.06
Weighted- average Exercise Price Per Option, Forfeited | $ / shares				2.06
Weighted-average Exercise Price Per Option, Exercised | $ / shares				2.06
Weighted- average Exercise Price Per Option, End of Period | $ / shares				2.06	2.06
Weighted- average Exercise Price Per Option, Exercisable End of Period | $ / shares				2.06
Weighted-average fair value of each option granted | $ / shares				$ 2.63	$ 1.62